TYPE>                                 497
CONFIRMING-COPY>                      NO
SROS>                                 NONE
FILER>
     FILER-CIK>                       0001095007
     FILER-CCC>                       #q4oisga
     FILER-FILE-NUMBER>               333-87663
/FILER>
SUBMISSION-CONTACT>
     CONTACT-NAME>                    Delores Jaramillo
     CONTACT-PHONE>                   212-559-1940
/SUBMISSION-CONTACT>
NOTIFY-INTERNET>                      delores.jaramillo@citigroup.com
RETURN-COPY>                          NO

/SUBMISSION-INFORMATION-FILE>

                       Citigroup Managed Futures LLC
                              399 Park Avenue, 7th Floor
                               New York, NY 10022

By Edgar

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

Re:      Salomon Smith Barney Diversified 2000 Futures Fund  L.P.
         Supplement to Registration Statement on Form S-1
         File No. 000-32599

Ladies and Gentlemen:

On Behalf of Salomon Smith Barney Diversified 2000 Futures Fund L.P. (the "Partnership") I am transmitting herewith for filing, pursuant to Rule 424 (b)
(3) of the Securities Act 0f 1933, as amended, a Supplement dated January 31, 2001 through January 31, 2003, to the Partnership's final prospectus dated January 31, 2000.

Should you have any questions, please telephone me at 212-559-1969.

Very truly yours,

/s/  Daniel R. McAuliffe, Jr
     Daniel R. McAuliffe, Jr
     Chief Financial Officer and Director

Enclosures

                               Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                  January 2001


The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,047.87 per unit at the end of January, down 1.3% from the previous month.

The markets that had produced a strong fourth quarter for managed futures advisors reversed sharply in January and the focus for the Fund's advisors shifted from riding profitable trends to profit-taking and minimizing risks.

The most significant action of the month was aggressive cuts in interest rates by the Federal Reserve as the Fed recognized it had possibly pushed too hard on the anti-recession brake. Fortunately, most advisors had long positions in both U.S. and non-U.S. markets and were able to produce profits from those positions.

The markets that had been weak in late 2000, the global stock markets and foreign currencies against the U.S. dollar, reversed in January and went against Advisors' established positions. Advisors were able to post gains on stock market positions while currency positions, particularly the Swiss franc and the British pound, led to losses for the Fund in that sector.

In commodities, the energy sector, 2000's star performer, contributed the most to the Fund's losses for the month. Crude prices moved to the upside on OPEC news of a likely 5% cut in production, and natural gas turned sharply lower on revised forecasts for warmer weather in the Northern Hemisphere.

Losses were also incurred in the grain, metals, softs (cocoa and coffee), and livestock sectors.

The first month of the new year proved a turbulent one, but one in which the Fund's capital remained largely intact. Instability in financial and commodity markets seem inclined to continue. In such conditions, managed futures provide valuable diversification to a balanced portfolio.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                            For the Period January 1,
                            Through January 31, 2001

                                                    Percent of
                                                    Average
                                                       Net
                                                     Assets

Realized gains from trading              $334,767      1.10%
Change in unrealized gains/losses
   from trading                          (577,948)    (1.90)
                                     ------------    ------
                                         (243,181)    (0.80)
Add, Brokerage commissions
   and clearing fees ($5,832)             155,519      0.51
                                     ------------    ------
Net realized and unrealized losses       (398,700)    (1.31)
Interest Income                           112,339      0.37
                                     ------------    ------
                                         (286,361)    (0.94)
                                     ------------    ------
Less, Expenses:
  Management fees                          49,158      0.16
  Incentive fees                           20,220      0.07
  Other expenses                           11,566      0.04
                                     ------------    ------
                                           80,944      0.27
                                      ------------    ------
Net Loss                                 (367,305)    (1.21)%
                                                    -------

Additions, (458.7761 L.P. units
at December 31, 2000 net asset
value per unit of $1,061.52)              487,000
Redemptions, (84.4956 L.P. units
at January 31, 2001 net asset
value per unit of $1,047.87)              (88,540)
                                     ------------
Increase in net assets                     31,155
Net assets, December 31, 2000          30,072,797
                                     ------------
Net assets, January 31, 2001          $30,103,952
                                    -------------

Net asset value per unit
  ($30,103,952/29,228.8727 units)       $1,029.94
                                    -------------

Redemption value per unit (Note 1)      $1,047.87
                                    -------------

Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce net asset value per unit. As a result, the reported redemption value per unit is $1,047.87.

The net asset value per unit of $1,029.94 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.



   By:
        /s/Daniel A. Dantuono,
           Daniel A. Dantuono,
           Chief Financial Officer
           Smith Barney Futures Management LLC
           General Partner, Salomon Smith Barney
           Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                   March 2001


The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,125.33 per unit at the end of March, up +7.8% from the previous month.

The Fund experienced substantial gains in March. Most sectors were profitable for the month, with currencies and traditional commodities leading the way. Global stock indices, energy and livestock were the only sectors detracting from performance this month.

The largest contributor to March's positive performance was the currency sector. The Japanese yen weakened against most major currencies as continued signs of weakness in the economy coupled with political instability weighed on the market. Gains were also captured from positions in the British pound, the Euro, and Australian and Canadian dollars.

Traditional commodities also fared well. Sugar, cotton and cocoa experienced gains, as did short corn and wheat positions, where prices fell sharply on fears of livestock disease. Short gold, silver and copper positions returned profits as those markets remain near lows. In the interest rate sector, both U.S. and non-U.S. products contributed positive performance as well, marking the fifth consecutive month this sector has done so.

Losses were experienced on positions in the Russell 2000 index as well as global stock indices, namely the DAX, FTSE, and CAC 40 indices. In the energy sector, natural gas reversed a decline that began in January, exhibiting high volatility. Price spikes throughout the summer are expected as well. A live cattle position also detracted from profits.

With a second successive positive quarter, investing in managed futures is looking significantly more attractive. In light of the continued downturn in equities and dour economic forecasts, portfolio diversification is demonstrating its value.


Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                             For the Period March 1,
                             Through March 31, 2001

                                                    Percent
                                                       of
                                                    Average
                                                      Net
                                                     Assets
Realized gains from trading              $783,531      1.94%
Change in unrealized gains/losses
   from trading                         3,123,782      7.73
                                     ------------    ------
                                        3,907,313      9.67
Less, Brokerage commissions
   and clearing fees ($8,834)             221,716      0.55
                                     ------------    ------
Net realized and unrealized gains       3,685,597      9.12
Interest Income                           132,175      0.33
                                     ------------    ------
                                        3,817,772      9.45
Less, Expenses:
  Management fees                          73,458      0.18
  Incentive fees                          637,676      1.58
  Other expenses                           11,058      0.03
                                     ------------    ------
                                          722,192      1.79
                                     ------------    ------
Net Income                              3,095,580      7.66%
                                                    -------

Additions (44.0503 G.P. units
at February 28, 2001 net asset
value per unit of $1,044.26)               46,000
Additions (4,343.7458 L.P. units
at February 28, 2001 net asset
value per unit of $1,044.26)            4,536,000
Redemptions (165.5697 L.P. units
at March 31, 2001 net asset
value per unit of $1,125.33)             (186,321)
                                     ------------
Increase in net assets                  7,491,259
Net assets, February 28, 2001          34,380,902
                                     ------------
Net assets, March 31, 2001            $41,872,161
                                    -------------

  ($41,872,161/37,616.4209 units)       $1,113.14
                                    -------------

Redemption value per unit (Note 1)      $1,125.33
                                    -------------

Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce net asset value per unit. As a result, the reported redemption value per unit is $1,125.33.

The net asset value per unit of $1,113.14 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.


   By:
        /s/Daniel A. Dantuono
           Daniel A. Dantuono,
           Chief Financial Officer
           Smith Barney Futures Management LLC
           General Partner, Salomon Smith Barney
           Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                   April 2001


The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,039.59 per unit at the end of April.

Trends evident for the past several months in several sectors reversed themselves this month, resulting in negative performance.

The interest rate sector was the largest detractor in April. In Europe, prices dropped sharply following a decision by the European Central Bank to leave interest rates unchanged and maintain a neutral bias. Bond prices were also pressured by a rebound in global equities.

In the U.S. interest rate sector, a surprise 50 basis point rate cut by the U.S. Federal Reserve caused investors to abandon the flight-to-quality buying that buoyed the long bond so strongly in March and return to investing in stocks. While this hurt positions on domestic interest rate products, the ensuing rally led to a profitable month for the equities sector. The currency sector posted losses as economic and political events in the U.S., Europe and Asia disrupted prevailing trends and resulted in reversals and direction-less volatility.

Energy prices fluctuated and losses resulted on concerns over rising U.S. inventories, the impending summer driving season, and still another threatened OPEC production cut. A particularly difficult month for sugar and grains is primarily responsible for losses in the agricultural sector. Metals trading also contributed losses.

While April was a negative month for the Fund, it is not unusual that after a strong period of positive performance some profits are given back as major trends change. The value of managed futures to the diversified portfolio illustrates itself over an extended period of time. This hopefully brief period of decline could in fact be an excellent opportunity to invest.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                             For the Period April 1,
                             Through April 30, 2001
                                                    Percent
                                                       of
                                                    Average
                                                      Net
                                                     Assets
Realized losses from trading             $(74,686)    (0.17)%
Change in unrealized gains/losses
   from trading                        (3,950,164)    (8.85)
                                     ------------    ------
                                       (4,024,850)    (9.02)
Less, Brokerage commissions
   and clearing fees ($10,520)            217,784      0.49
                                     ------------    ------
Net realized and unrealized losses     (4,242,634)    (9.51)
Interest Income                           116,452      0.26
                                     ------------    ------
                                       (4,126,182)    (9.25)
                                     ------------    ------
Less, Expenses:
  Management fees                          71,892      0.16
  Incentive fees                         (647,932)    (1.45)
  Other expenses                           17,746      0.04
                                     ------------    ------
                                         (558,294)    (1.25)
                                     ------------    ------
Net Loss                               (3,567,888)    (8.00)%
                                                    -------

Additions (42.6542 G.P. units
at March 31, 2001 net asset
value per unit of $1,125.33)               48,000
Additions (4,333.8398 L.P. units
at March 31, 2001 net asset
value per unit of $1,125.33)            4,877,000
Redemptions (790.2921 L.P. units
at April 30, 2001 net asset
value per unit of $1,039.59)             (821,580)
                                     ------------
Increase in net assets                    535,532
Net assets, March 31, 2001             41,872,161
                                     ------------
Net assets, April 30, 2001            $42,407,693
                                    -------------

Net asset value per unit
  ($42,407,693/41,202.6228 units)       $1,029.25
                                    -------------

Redemption value per unit (Note 1)      $1,039.59
                                         ---------
Note 1:For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce net asset value per unit. As a result, the reported redemption value per unit is $1,039.59.

The net asset value per unit of $1,029.25 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
       /s/Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                    May 2001

The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,045.20 per unit at the end of May.

Performance was mixed for the Fund in May. Profits gained in the energy, interest rate, grain and currency sectors were largely offset by an equal amount of losses in the metal and stock indices sectors.

Profits were earned I in natural gas, grain and cotton positions. Natural gas prices continued their decline as inventories grew. Corn and cotton also continued extended declines, rewarding short positions.

     Further easing of interest rates by the Federal Reserve in the United States as well as by the European Central Bank and the Bank of England led to gains in the interest rate sector. These same rate cuts seemed to stir inflation fears, however, leading to a whipsaw in gold prices. Gold rallied sharply to a ten-month high only to reverse course just as sharply amid rumors that Russia would sell gold reserves to raise cash. Losses carried over to the Japanese and European stock market index positions. In other metals trading, silver and copper posted losses as those markets turned choppy.

The currency market was able to post a modest gain despite similar volatility. Profits from positions on the British pound, Swiss franc and Euro were largely offset by losses on the Japanese yen, which strengthened dramatically against both the U.S. dollar and the Euro.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                              For the Period May 1,
                              Through May 31, 2001
                                                       Percent
                                                     of Average
                                                     Net Assets
Realized losses from trading           $(1,160,671)     (2.57)%
Change in unrealized gains/losses
    from trading                         1,734,763       3.84
                                       -----------      -----
                                           574,092       1.27
Less, Brokerage commissions
    and clearing fees ($7,203)             229,286       0.51
                                       -----------      -----
Net realized and unrealized gains          344,806       0.76
Interest Income                            113,786       0.25
                                       -----------      -----
                                           458,592       1.01
Less, Expenses:
    Management Fees                         79,142       0.18
    Incentive Fees                          58,131       0.13
    Other expenses                          39,087       0.08
                                       -----------      -----
                                           176,360       0.39
                                       -----------      -----
Net Income                                 282,232       0.62%
                                                        -----

Additions ( 25.9718 G.P. units at
at April 30, 2001 net asset
value per unit of $1,039.59)                27,000
Additions ( 3,210.8812 L.P. units
at April 30, 2001 net asset
value per unit of $1,039.59)             3,338,000
Redemptions ( 1,323.4985 L.P. units
at May 31, 2001 net asset
value per unit of $1,045.20)            (1,383,321)
                                       -----------
Increase in net assets                   2,263,911
Net assets April 30, 2001               42,407,693
                                       -----------
Net assets May 31, 2001                $44,671,604
                                       ------------

Net Asset Value per unit
($44,671,604 / 43,115.9773 units)         $1,036.08
                                       ------------

Redemption value per unit  (Note 1)       $1,045.20
                                       ------------

Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit. As a result, the reported redemption value per unit is $1,045.20

The net asset value per unit of $1,036.08 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
        /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                    June 2001

The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,046.91 per unit at the end of June.

Fund performance was flat for the month of June. Gains from traditional commodities offset losses on financial futures.

As global economic conditions continue to remain sluggish, several profitable trends have been created from the multi-year price lows experienced in many commodity markets. Copper, gold, corn and soybean prices have dropped to their lowest price levels since 1999. Other markets hit by lows are coffee (16-year), cotton (8-year), and silver (4-year). All of these markets were profitable for the Fund in June. In the energy sector, significant gains in natural gas were able to counter losses in heating oil, crude and unleaded gas positions.

Contributing to the decline in commodity prices is a strong U.S. dollar, which remains near 15-year highs. Extended advances are difficult to sustain at these high levels and the resultant choppy environment in currency markets is a hostile one for trend-followers. A gain on trading in the Japanese yen, which lost ground against the U.S. dollar, was more than offset by losses on Australian dollar, Swiss franc, Euro and cross-rate positions.

The interest rate sectors, both U.S. and global, also detracted from the Fund's overall performance. The Fed's modest rate cut on the 27th surprised some investors and created losses for the Fund on the both ends of the U.S. yield curve. In global interest rate instruments, LIFFE Long Gilts and Japanese Government Bonds posted gains but were unable to counter losses in that sector.

Despite flat Fund performance in June, a silver lining may lie in the fact that while the financial futures sectors, lately a profit engine for the Fund, experienced poor performance in June, gains from traditional commodities were able to keep the Fund in positive territory.


Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                             For the Period June 1,
                              Through June 30, 2001
                                                       Percent
                                                     of Average
                                                     Net Assets
Realized gains from trading             $1,880,092       3.69%
Change in unrealized gains/losses
    from trading                        (1,338,979)     (2.63)
                                       -----------      -----
                                           541,113       1.06
Less, Brokerage commissions
    and clearing fees ($14,923)            264,524       0.52
                                       -----------      -----
Net realized and unrealized gains          276,589       0.54
Interest Income                            112,024       0.22
                                       -----------      -----
                                           388,613       0.76
Less, Expenses:
    Management Fees                         85,360       0.17
    Incentive Fees                         164,397       0.32
    Other expenses                          21,565       0.04
                                       -----------      -----
                                           271,322       0.53
                                       -----------      -----
Net Income                                 117,291       0.23%
                                                        -----

Additions ( 48.7945 G.P. units
at May 31, 2001 net asset
value per unit of $1,045.20)                51,000
Additions ( 6,134.7110 L.P. units
at May 31, 2001 net asset
value per unit of $1,045.20)             6,412,000
Redemptions ( 567.7267 L.P. units
at June 30, 2001 net asset
value per unit of $1,046.91)              (594,359)
                                       -----------
Increase in net assets                   5,985,932
Net assets May 31, 2001                 44,671,604
                                       -----------
Net assets June 30, 2001               $50,657,536
                                       ------------

Net Asset Value per unit
($50,657,536 / 48,731.7561 units)         $1,039.52
                                       ------------

Redemption value per unit  (Note 1)       $1,046.91
                                       ------------


Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit. As a result, the reported redemption value per unit is $1,046.91

The net asset value per unit of $1,039.52 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.
To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
   /s/ Damiel R. McAuliffe, Jr.
       Daniel R. McAuliffe, Jr.
       Chief Financial Officer and Director
       Smith Barney Futures Management LLC
       General Partner, Salomon Smith Barney
       Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                    July 2001


The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,019.13 per unit at the end of July, down 2.7% from the previous month.

The Fund's performance was off in July as gains in domestic interest rate and metal sectors were offset by losses in currency and other sectors.

The Fund was effected by key bond and currency markets reversals in July. An unexpected rise in the unemployment rate for U.S. workers followed by comments by Fed Chairman Greenspan suggesting the possibility of additional interest rate cuts boosted short-term U.S. interest rate products significantly. This had the effect of weakening the U.S. dollar against most major currencies, notably the Euro and British pound, leading to losses across the sector.

In financial future sectors, positions in international interest rates posted losses as the Japanese Government Bond dropped sharply. Additional losses were incurred in British interest rate futures. Losses from positions in the Japanese Nikkei and Australian SPI 200 indices reflected market confusion over conflicting economic data and general global equity malaise.

Physical commodities, after posting strong gains in June, also struggled with trend reversals in July. Industrial metals posted gains as copper and aluminum continued the steady decline they had begun a month before. Energy positions posted a small loss as crude rallied sharply early in the month and again later in the month on likely OPEC production cuts by September 1.

If you have any questions about the Fund, please contact your Salomon Smith Barney Financial Consultant.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                             For the Period July 1,
                              Through July 31, 2001
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized losses from trading           $(2,085,457)     (3.93)%
Change in unrealized gains/losses
     from trading                          768,320       1.45
                                       -----------      -----
                                        (1,317,137)     (2.48)
Less, Brokerage commissions
     and clearing fees ($9,665)            270,139       0.51
                                       -----------      -----
Net realized and unrealized losses      (1,587,276)     (2.99)
Interest Income                            122,969       0.23
                                       -----------      -----
                                        (1,464,307)     (2.76)
                                       -----------      -----
Less, Expenses:
     Management fees                        90,213       0.17
     Incentive fees                       (229,400)     (0.43)
     Other expenses                         87,329       0.16
                                       -----------      -----
                                           (51,858)     (0.10)
                                       -----------      -----
Net Loss                                (1,412,449)     (2.66)%
                                                        -----
Additions ( 71.6394 G.P. units
at June 30, 2001 net asset
value per unit of $1,046.91)                75,000
Additions ( 3,220.9072 L.P. units
at June 30, 2001 net asset
value per unit of $1,046.91)             3,372,000
Redemptions (589.3555 L.P. units
at July 31, 2001 net asset                (600,630)
                                       -----------
value per unit of $1,019.13)
Increase in net assets                   1,433,921
Net assets June 30, 2001                50,657,536
                                       -----------
Net assets July 31, 2001               $52,091,457
                                       ------------

Net Asset Value per unit
  ($52,091,457/51,434.9472 units)        $1,012.76
                                       ------------


Redemption value per unit  (Note 1)       $1,019.13
                                       ------------

Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit. As a result, the reported redemption value per unit is $1,019.13.

The net asset value per unit of $1,012.76 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.


   By:
     /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                   August 2001


The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,010.22 per unit at the end of August, down -0.9% from the previous month.

The interest rate sector proved to be the most profitable for the Fund in August. With the exception of the Japanese Government Bond, bond and short-term interest rate instruments generally moved higher, continuing a trend that began in early 2001. Buoyed by yet another interest rate cut by the U.S. Federal Reserve on the 21st, prices reflect anxiety over the prospect of a prolonged period of stale growth and rate cuts in Europe and the U.S.

The currency sector sustained losses as the U.S. dollar continued its decline against most major currencies, notably the Japanese yen and British pound, amid concerns that the U.S. economy was sliding into recession.

Performance in traditional commodities was mixed. Gains from cotton and coffee positions were mitigated by losses in the soybean complex. The metals sector was profitable with profits gained in silver, copper, platinum and zinc. The energy markets traded down during the month, with the exception of natural gas, whose profits were not enough to avoid an overall loss in the sector.

If you have any questions about the Fund, please contact your Salomon Smith Barney Financial Consultant.


Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                            For the Period August 1,
                             Through August 31, 2001

                                                       Percent
                                                      of Average
                                                      Net Assets
Realized losses from trading           $(1,186,127)     (2.18)%
Change in unrealized gains/losses
     from trading                          996,683       1.83
                                       -----------      -----
                                          (189,444)     (0.35)
Less, Brokerage commissions
     and clearing fees ($14,160)           285,432       0.52
                                       -----------      -----
Net realized and unrealized losses        (474,876)     (0.87)
Interest Income                            128,873       0.24
                                       -----------      -----
                                          (346,003)     (0.63)
                                       -----------      -----
Less, Expenses:
     Management Fees                        93,194       0.17
     Other expenses                         11,177       0.03
                                       -----------      -----
                                           104,371       0.20
                                       -----------      -----
Net Loss                                  (450,374)     (0.83)%
                                                        -----
Additions (2,781.7845  L.P. units
at July 31, 2001 net asset
value per unit of $1,019.13)             2,835,000
Redemptions (398.8480  L.P. units
at August 31, 2001 net asset
value per unit of $1,010.22)              (402,924)
                                       -----------
Increase in net assets                   1,981,702
Net assets July 31, 2001                52,091,457
                                       -----------
Net assets August 31, 2001             $54,073,159
                                       ------------
Net Asset Value per unit
($54,073,159/53,817.8837 units)           $1,004.74
                                       ------------
Redemption value per unit  (Note 1)       $1,010.22
                                       ------------

Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit. As a result, the reported redemption value per unit is $1,010.22.

The net asset value per unit of $1,004.74 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
     /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                 September 2001


The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,069.27 per unit at the end of September, up 5.9% from the previous month.

The tragic events of September 11th created uncertain markets conditions on a global scale. In these emotionally and physically stressed conditions, the futures markets experienced their share of volatility but also provided a marketplace for global traders and investors to protect assets and position themselves for recovery.

For the Fund, positions in U.S. and global short term interest rate instruments were profitable as interest rates declined on the flight-to-quality. Volatility in equity markets and skittish currency investors seeking safe-havens from emerging markets resulting in losses for these sectors for the month.

The Fund benefited from gains from positions in sugar, cotton, live, cattle, copper and gold. Natural gas provided gains but was unable to overcome losses in crude oil and related products. Petroleum prices moved sharply higher following the attack, but soon reversed course as concerns of a decline in demand due to global economic recession outweighed potential supply interruptions.

As managed futures has proven many times, a systematic, long-term trend-following approach tends to perform well during periods when sudden and traumatic events effect the marketplace. We are fortunate in this period of tragedy and turmoil, managed futures investments were able to provide a positive note to investors' portfolios.

If you have any questions about the Fund, please contact your Salomon Smith Barney Financial Consultant.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                           For the Period September 1,
                           Through September 30, 2001
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized gains from trading                 $9,188       0.02%
Change in unrealized gains/losses
     from trading                        4,119,137       7.12
                                       -----------      -----
                                         4,128,325       7.14
Less, Brokerage commissions
     and clearing fees ($17,118)           308,229       0.53
                                       -----------      -----
Net realized and unrealized gains        3,820,096       6.61
Interest Income                            114,881       0.20
                                       -----------      -----
                                         3,934,977       6.81
Less, Expenses:
     Management Fees                        99,629       0.17
     Incentive Fees                        476,536       0.82
     Other expenses                         10,835       0.03
                                       -----------      -----
                                           587,000       1.02
                                        -----------      -----
Net Income                               3,347,977       5.79%
                                                        -----
Additions (2,324.2462  L.P. units
at August 31, 2001 net asset
value per unit of $1,010.22)             2,348,000
Redemptions (592.1688 L.P. units
at September 30, 2001 net asset
value per unit of $1,069.27)              (633,188)
                                       -----------
Increase in net assets                   5,062,789
Net assets August 31, 2001              54,073,159
                                       -----------
Net assets September 30, 2001          $59,135,948
                                       ------------
Net Asset Value per unit
($59,135,948/55,549.9611 units)           $1,064.55
                                       ------------
Redemption value per unit  (Note 1)       $1,069.27
                                       ------------
Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit. As a result, the reported redemption value per unit is $1,069.27.

The net asset value per unit of $1,064.55 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
     /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                  October 2001

The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,149.72 per unit at the end of October, up 7.5% from the previous month.

Long positions in European and U.S. bond futures were the principal engines of profitability for the month as investors continued to seek safe-haven investments and central banks continued to lower target rates in an effort to counteract a global economic slowdown. Rates hit historic lows for this market cycle but evidence of a possible increase in rates and lower bond prices emerged towards the end of the month.

In currency trading, the Euro and Swiss franc both weakened against the dollar, producing losses for long positions. British pounds also contributed to losses. In metals, gains in the downward trending base metals were unable to overcome losses in gold and silver. Stock index trading was largely flat in October with the exception of a strong gain in the Australian SPI200 index.

Performance in physical commodities was mixed for the month. Gains were achieved in short positions in many "softs" markets including cotton and coffee as prices also hit 25 year lows. The energy sector posted a gain as short positions crude and related products produced gains that were partially offset by volatile natural gas prices.


If you have any questions about the Fund, please contact your Salomon Smith Barney Financial Consultant.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                            For the Period October 1,
                            Through October 31, 2001
                                                       Percent
                                                     of Average
                                                     Net Assets
Realized gains from trading             $1,294,699       2.00%
Change in unrealized gains/losses
     from trading                        4,531,599       6.99
                                       -----------      -----
                                         5,826,298       8.99
Less, Brokerage commissions
     and clearing fees ($7,475)            335,683       0.52
                                       -----------      -----
Net realized and unrealized gains        5,490,615       8.47
Interest Income                             99,092       0.15
                                       -----------      -----
                                         5,589,707       8.62
Less, Expenses:
     Management Fees                       116,883       0.18
     Incentive Fees                        687,531       1.06
     Other expenses                         27,608       0.04
                                       -----------      -----
                                           832,022       1.28
                                        -----------      -----
Net Income                               4,757,685       7.34%
                                                        -----
Additions (17.7691  G .P. units
at September 30, 2001 net asset             19,000
value per unit of $1,069.27)
Additions (3,167.5817  L.P. units
at September 30, 2001 net asset
value per unit of $1,069.27)             3,387,000
Redemptions (189.7744  L.P. units
at October 31, 2001 net asset
value per unit of $1,149.72)              (218,187)
                                        ----------
Increase in net assets                   7,945,498
Net assets September 30, 2001           59,135,948
                                       -----------
Net assets October 31, 2001            $67,081,446
                                       ------------
Net Asset Value per unit
($67,081,446/58,545.5375 units)          $1,145.80
                                       ------------
Redemption value per unit  (Note 1)       $1,149.72
                                       ------------

Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit. As a result, the reported redemption value per unit is $1,149.72.

The net asset value per unit of $1,145.80 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.


   By:
     /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                  November 2001

The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,010.75 per unit at the end of November, down 12.1% from the previous month.

After reaching new highs at the end of October, November witnessed a give-back of much of the profits of the prior two months. Positions in U.S. and global interest rates instruments which had been the engine of profitability saw interest rates rise abruptly across the yield curve. Numerous factors contributed to this volatility: renewed positive economic data, the view that the Federal Reserve may not need to continue the long cycle of stimulative interest rate cuts, and encouraging developments in Afghanistan. The Fund's advisors lowered their interest rate exposure as a result of this market uncertainty.

Conversely, positions in global stock market indices fared well in the month recovering from September lows. Profits in long U.S. dollar positions - short major currencies - were also given back during the month.

Trading results in the commodity markets were mixed. The energy sector posted the most significant gains for the Fund in November as the advisors profited from short crude and natural gas positions. Positions in base metals, notably copper, cotton, sugar and grains posted losses.

November represents the other face of diversification for managed futures. While supporting a weak equity portfolio for the two prior months, the equity markets recovered in November and managed futures had a more difficult experience. This reinforces the importance of maintaining a long-term perspective for both traditional assets like stocks and bonds as well as with alternative investment strategies like managed futures.

If you have any questions about the Fund, please contact your Salomon Smith Barney Financial Consultant.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                           For the Period November 1,
                            Through November 30, 2001
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized gains from trading             $1,229,609       1.84%
Change in unrealized gains/losses
     from trading                      (10,421,090)     (15.63)
                                       -----------      ------
                                        (9,191,481)    (13.79)
Less, Brokerage commissions
     and clearing fees ($14,927)           315,315       0.47
                                       -----------      -----
Net realized and unrealized losses      (9,506,796)    (14.26)
Interest Income                             90,247       0.14
                                       -----------      -----
                                        (9,416,549)     (14.12)
                                       -----------      ------
Less, Expenses:
     Management Fees                       103,566       0.16
     Incentive Fees                     (1,074,039)     (1.61)
     Other expenses                        156,937       0.23
                                       -----------      -----
                                          (813,536)     (1.22)
                                       -----------      -----
Net Loss                                (8,603,013)    (12.90)%
                                                        -----
Additions (34.7911  G .P. units
at October 31, 2001 net asset
value per unit of $1,149.72)                40,000
Additions (3,560.8670  L.P. units
at October 31, 2001 net asset
value per unit of $1,149.72)             4,094,000
Redemptions (451.8684  L.P. units
at November 30, 2001 net asset
value per unit of $1,010.75)              (456,726)
                                       -----------
Decrease in net assets                  (4,925,739)
Net assets October 31, 2001             67,081,446
                                       -----------
Net assets November 30, 2001           $62,155,707
                                       ------------
Net Asset Value per unit
($62,155,707/61,689.3272 units)           $1,007.56
                                       ------------
Redemption value per unit  (Note 1)       $1,010.75
                                       ------------

Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit. As a result, the reported redemption value per unit is $1,010.75

The net asset value per unit of $1,007.56 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.
To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
     /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                  December 2001

The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,024.07 per unit at the end of December, up 1.3% from the previous month, ending the year down 3.5%.

With December presenting few significant year-end opportunities, a focus on the year 2001 is in order. It was a year marked by unprecedented interest rate activity, a stock market that reflected the beginning of a domestic recession and an overall global economic downturn. Correspondingly, lower energy and commodity prices persisted. Lastly, and perhaps most importantly, economic resiliency was displayed in the face of adversity. Making sense of this anomalistic market environment proved challenging to Managed Futures advisors and their trading models.

The most profitable sector for the Fund in 2001, the interest rate sector, was able to post gains despite historic price declines in November. Through most of the year, trend-followers were able to take advantage of the sustained advance of fixed income prices created from the 11 Federal Reserve rate cuts. The move culminated in late October in the wake of the US Treasury's reiteration of its decision to discontinue issuance of 30-year bonds. November witnessed a complete and record-breaking reversal of this upward move, the magnitude and speed of which caught trend-following models off guard.

The equity sector in 2001 reacted to the industrial world's first synchronized recession since the early 1980s. Economists painted a dire picture for US economic performance and capital markets, particularly in the aftermath of September 11. Energy and traditional commodity prices, languishing under anticipated reduction in economic activity, provided few trading opportunities.

Buoyed by military progress in Afghanistan and growing investor confidence, equity markets staged a sustained rally through December. China's inclusion in the WTO provided a boost to grains and the late-year rally brought some commodities, notably copper and cotton, off lows. Oil prices, after a short-lived bounce, vacillated as oil producing countries failed to act in accord.

In such a challenging market environment, protecting capital and minimizing risk are priorities among trading advisors. This is accomplished through dispassionate technical trading methods, access to a wide variety of markets and the ability to go long or short markets. These are also some of the characteristics that enable Managed Futures to deliver returns in a wide variety of market conditions, independent of debt and equity markets. It is for these reasons that Managed Futures provides such valuable diversification for the long-term investment portfolio.

If you have any questions about the Fund, please contact your Salomon Smith Barney Financial Consultant.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                           For the Period December 1,
                            Through December 31, 2001
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized gains from trading               $441,050       0.63%
Change in unrealized gains/losses
     from trading                        1,029,255       1.47
                                       -----------      -----
                                         1,470,305       2.10
Less, Brokerage commissions
     and clearing fees ($22,591)           369,844       0.53
                                       -----------      -----
Net realized and unrealized gains        1,100,461       1.57
Interest Income                             83,368       0.12
                                       -----------      -----
                                         1,183,829       1.69
Less, Expenses:
     Management Fees                       120,908       0.17
     Incentive Fees                        (31,502)     (0.05)
     Other expenses                        137,815       0.20
                                       -----------      -----
                                           227,221       0.32
                                       -----------      -----
Net Income                                 956,608       1.37%
                                                        -----
Additions (74.2023  G .P. units
at November 30, 2001 net asset
value per unit of $1,010.75)                75,000
Additions (7,567.6478  L.P. units
at November 30, 2001 net asset
value per unit of $1,010.75)             7,649,000
Redemptions (941.8115  L.P. units
at December 31, 2001 net asset
value per unit of $1,024.07)              (964,481)
                                       -----------
Increase in net assets                   7,716,127
Net assets November 30, 2001            62,155,707
                                       -----------
Net assets December 31, 2001           $69,871,834
                                       ------------
Net Asset Value per unit
($69,871,834/68,389.3658 units)          $1,021.68
                                       ------------
Redemption value per unit  (Note 1)       $1,024.07
                                       ------------

Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit. As a result, the reported redemption value per unit is $1,024.07

The net asset value per unit of $1,021.68 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
     /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                  January 2002

The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,001.79 per unit at the end of January, down -2.2% from the previous month.

During the month, the Fund posted a loss as profits earned in the currency and energy sectors were offset by losses in the metals, grains, interest rate and stock index sectors.

In currency trading, short Japanese Yen positions were profitable as the currency weakened in response to a sagging Nikkei and persistent weak economy. The U.S. dollar appreciated against its global counterparts, leading to gains in short Swiss franc and Euro positions. In the related interest rate sector, both U.S. and non-U.S. contributed to negative results.

Commodity markets experienced some volatile reversals in January with crude oil and natural gas positions providing the only profits for the month while precious metals, grains, soybeans, and sugar and coffee positions produced losses.

Note from General Partner:

As previously announced, effective December 31, 2001 Rabar Market Research, Inc. is no longer an advisor to the Fund. Effective January 4, 2002, the general partner selected Aspect Capital Limited to be an advisor to the Fund. Aspect was allocated 22% of the Fund's assets and will trade its Diversified Program on behalf of the Fund.

A Supplement dated January 31, 2002 to the Prospectus is available providing further information on the new advisor. Please contact your Salomon Smith Barney Financial Consultant to obtain a copy of the Supplement.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                            For the Period January 1,
                            Through January 31, 2002
                                                       Perent
                                                     of Average
                                                     Net Assets

Realized losses from trading           $(1,143,227)     (1.56)%
Change in unrealized gains/losses
     from trading                           88,860       0.12
                                       -----------      -----
                                        (1,054,367)     (1.44)
Less, Brokerage commissions
     and clearing fees ($15,708)           365,287       0.50
                                       -----------      -----
Net realized and unrealized losses      (1,419,654)     (1.94)
Interest Income                             80,449       0.11
                                       -----------      -----
                                        (1,339,205)     (1.83)
                                       -----------      -----
Less, Expenses:
     Management fees                       112,777       0.15
     Incentive fees                         92,356       0.13
     Other expenses                         38,369       0.05
                                       -----------      -----
                                           243,502       0.33
                                       -----------      -----
Net Loss                                (1,582,707)     (2.16)%
                                                        -----

Additions (32.2244  G .P. units
at December 31, 2001 net asset
value per unit of $1,024.07)                33,000
Additions (4,105.1881  L.P. units
at December 31, 2001 net asset
value per unit of $1,024.07)             4,204,000
Redemptions (333.7589  L.P. units
at January 31, 2002 net asset
value per unit of $1,001.79)              (334,356)
                                       -----------
Increase in net assets                   2,319,937
Net assets December 31, 2001            69,871,834
                                       -----------
Net assets January 31, 2002            $72,191,771
                                       ------------

Net Asset Value per unit
($72,191,771/72,193.0194 units)            $999.98
                                       ------------

Redemption value per unit  (Note 1)      $1,001.79
                                       ------------


Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit. As a result, the reported redemption value per unit is $1,001.79

The net asset value per unit of $999.98 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
     /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                  February 2002

The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $958.74 per unit at the end of February, down -4.3% from the previous month.

During the month, the Fund posted a loss as profits earned in the U.S. interest rates and commodities were offset by losses in the global interest rate, energy and stock index sectors.

The U.S. interest rate sector posted a profit on gains from positions in Eurodollars and five-year Treasury notes. The Japanese financial markets had an influential effect on several other international markets. Losses in Japanese Government Bonds carried over to the non-U.S. interest rate sector, while gains from Japanese Yen positions helped offset some of the losses in Euros and other European currencies.

Traditional commodities were likewise mixed. Coffee and cocoa, where prices reached three-year highs, posted profits. Grain markets were also profitable as prices continued to trend lower. The energy and metals sectors posted losses. Natural gas, crude oil, copper and silver were subjected to price reversal and volatility in February.

After several successive months of directionless and choppy financial and commodity markets, we optimistically look forward to a more stable economic environment where trends are more evident and prolonged, which should benefit the performance of the Fund's trend-following advisors.

If you have any questions about the Fund, please contact your Salomon Smith Barney Financial Consultant.


Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                           For the Period February 1,
                            Through February 28, 2002

                                                       Percent
                                                     of Average
                                                     Net Assets

Realized losses from trading           $(1,581,114)     (2.09)%
Change in unrealized gains/losses
     from trading                       (1,409,092)     (1.85)
                                       -----------      -----
                                        (2,990,206)     (3.94)
Less, Brokerage commissions
     and clearing fees ($18,540)           349,836       0.46
                                       -----------      -----
Net realized and unrealized losses      (3,340,042)     (4.40)
Interest Income                             80,424       0.11
                                       -----------      -----
                                        (3,259,618)     (4.29)
                                       -----------      -----
Less, Expenses:
     Management Fees                       105,545       0.14
     Incentive Fees                        (92,356)     (0.12)
     Other expenses                         39,623       0.06
                                       -----------      -----
                                            52,812       0.08
                                        -----------      -----
Net Loss                                (3,312,430)     (4.37)%
                                                        -----
Additions (53.9035 G.P. units
at January 31, 2002 net asset
value per unit of $1,001.79)                54,000
Additions (5,445.2530 L.P. units
at January 31, 2002 net asset
value per unit of $1,001.79)             5,455,000
Redemptions (453.2169 L.P. units
at February 28, 2002 net asset
value per unit of $958.74)                (434,517)
                                       -----------
Increase in net assets                   1,762,053
Net assets January 31, 2002             72,191,771
                                       -----------
Net assets February 28, 2002           $73,953,824
                                       ------------
Net Asset Value per unit
($73,953,824/77,238.9590 units)            $957.47
                                       ------------

Redemption value per unit  (Note 1)         $958.74
                                       ------------

Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit.

As a result, the reported redemption value per unit is $958.74. The net asset value per unit of $957.47 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
        /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                   March 2002


The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $930.95 per unit at the end of March, down -2.9% from the previous month.

During  the month,  the Fund  posted a loss as  profits  earned in the  non-U.S.
interest rates and commodities sectors were offset by losses in U.S. interest rates and foreign currency trading.

Short positions in global interest rate instruments benefited from rising interest rates as a stronger economic outlook renewed hopes of a global recovery. In U.S. interest rate trading, successive interest rate rallies and give-backs resulted in several trade reversal and losses for the month. The flip-side of this was poor performance in the currency and stock index sectors. Short Japanese Yen positions were caught on the wrong side of a rally. Positions European currencies, particularly the Euro, fared poorly from improving positive economic sentiment. Rallying Asian equities, particularly the Nikkei and Hang Seng indices, contributed to losses.

Commodity exposure proved successful in March. The energy sector turned in a solid performance as prices advanced in response to stronger U.S. economic data as well as concerns about the escalating Israeli-Palestinian conflict. Rising copper and gold prices contributed to positive performance in the metals sector. Agricultural sector performance was down for the most part. Gains from corn, live cattle and cocoa positions were mitigated by losses in coffee, cotton and sugar.

If you have any questions about the Fund, please contact your Salomon Smith Barney Financial Consultant.


Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                             For the Period March 1,
                             Through March 31, 2002
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized losses from trading           $(4,944,295)     (6.01)%
Change in unrealized gains/losses
     from trading                        3,054,102       3.71
                                       -----------      -----
                                        (1,890,193)     (2.30)
Less, Brokerage commissions
     and clearing fees ($27,981)           435,695       0.53
                                       -----------      -----
Net realized and unrealized losses      (2,325,888)     (2.83)
Interest Income                             95,802       0.12
                                       -----------      -----
                                        (2,230,086)     (2.71)
                                       -----------      -----
Less, Expenses:
     Management Fees                       126,913       0.15
     Other expenses                         39,096       0.05
                                       -----------      -----
                                           166,009       0.20
                                        -----------      -----
Net Loss                                (2,396,095)     (2.91)%
                                                        -----

Additions (93.8732  G .P. units
at February 28, 2002 net asset
value per unit of $958.74)                  90,000
Additions (10,056.9498  L.P. units
at February 28, 2002 net asset
value per unit of $958.74)               9,642,000
Redemptions (533.0339  L.P. units
at March 31, 2002 net asset
value per unit of $930.95)                (496,228)
                                       -----------
Increase in net assets                   6,839,677
Net assets February 28, 2002            73,953,824
                                       -----------
Net assets March 31, 2002              $80,793,501
                                       ------------

Net Asset Value per unit
($80,793,501/86,856.7481 units)            $930.19
                                       ------------

Redemption value per unit  (Note 1)        $930.95
                                       ------------

Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit. As a result, the reported redemption value per unit is $930.95.
The net asset value per unit of $930.19 is reflective of charging offer- ing and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
        /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                   April 2002


The redemption value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $900.31 per unit at the end of April, down -3.3% from the previous month.

The Fund posted a loss in April as a volatile interest rate sector produced losses that outweighed gains in the currency, energy and traditional commodity sectors.

Financial futures, with the exception of currencies, experienced losses in April as interest rate trends reversed mid-month. After profiting from declining prices in non-U.S. interest rate products in March, these markets reversed in mid-April. The long end of the yield curve was particularly hard hit. The only exception of note was Japan, where a Japanese Government Bond position turned in a positive result. The stock index sector posted losses as the recent reduction in market volatility combined with a lack of profitable long term trends has created market conditions not conducive to trend-followers.

Profits from the currency sector defrayed some of the financial sector's losses. The dollar continues to weaken against the major European currencies. Long positions in the Swiss Franc, which hit a six-month high against the US dollar, British Pound and the Euro benefited. Minor currencies that also posted gains included the New Zealand Dollar, South African Rand and Thai Baht.

Physical commodities combined to produce strong gains for the Fund in April. In the energy sector, short natural gas positions benefited from lower 1st quarter production and warmer temperatures in the US. Continued tensions in the Middle East as well as Venezuela provided profits in the crude oil markets. Gains were also experienced in the grain sector, where prices continued to trend lower. Livestock positions also produced strong gains. Metals trading experienced a loss as gains from gold's rally above $300 per ounce was mitigated by poor performance in base metals.

If you have any questions about the Fund, please contact your Salomon Smith Barney Financial Consultant.


Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                             For the Period April 1,
                             Through April 30, 2002
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized losses from trading           $(1,752,950)     (2.01)%
Change in unrealized gains/losses
     from trading                         (625,583)     (0.71)
                                       -----------      -----
                                        (2,378,533)     (2.72)
Less, Brokerage commissions
     and clearing fees ($27,783)           442,852       0.51
                                       -----------      -----
Net realized and unrealized losses      (2,821,385)     (3.23)
Interest Income                             95,915       0.11
                                       -----------      -----
                                        (2,725,470)     (3.12)
                                       -----------      -----
Less, Expenses:
     Management Fees                       129,906       0.15
     Other expenses                         38,813       0.05
                                       -----------      -----
                                           168,719       0.20
                                        -----------      -----
Net Loss                                (2,894,189)     (3.32)%
                                                        -----

Additions (84.8596  G .P. units
at March 31, 2002 net asset
value per unit of $930.95)                  79,000
Additions (8,585.8531 L.P. units
at March 31, 2002 net asset
value per unit of $930.95)               7,993,000
Redemptions (318.2117 L.P. units
at April 30, 2002 net asset
value per unit of $900.31)                (286,489)
                                       -----------
Increase in net assets                   4,891,322
Net assets March 31, 2002               80,793,501
                                       -----------
Net assets April 30, 2002              $85,684,823
                                       ------------
Net Asset Value per unit
 ($85,684,823/95,209.2491 units)           $899.96
                                       ------------
Redemption value per unit  (Note 1)         $900.31
                                       ------------

Note 1: For the purpose of a redemption, any accrued liability for reimbursement of offering and organization expenses will not reduce Net Asset Value per Unit. As a result, the reported redemption value per unit is $900.31.

The net asset value per unit of $899.96 is reflective of charging offering and organizational expenses against the initial capital of the fund and is reported for financial reporting purposes only.

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
      /s/Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                    May 2002

The net asset value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $947.23 per unit at the end of May, up +5.2% from the previous month.

The Fund posted strong gains in May as gains from the currency, domestic interest rate and metals sectors outweighed losses in the energy, stock index and non-U.S. interest rate sectors.

A weakening U.S. dollar provided strong trends in the currency sector. Accelerating capital flows out of the United States by investment managers pushed the dollar down against its major counterparts. The Euro, Japanese Yen and Swiss Franc positions all benefited from the dollar's decline and produced profits for the Fund's advisors.

Domestic interest rates provided modest profits on the short end of the yield curve. In global interest rates, the Japanese government bond provided some gains but was out-weighted by poor performance from Australian, Canadian and European interest rate positions. In the stock index sector, generally positive economic news including higher-than-expected April retail sales and continued strong consumer confidence numbers, did little to quell expectations of slow economic recovery. Most global indices were also down for the month.

In the commodities sector, gold performance benefited from the dollar's decline and struggling equities, climbing to a two-year high. Silver has also performed well, trending higher on gold's coattails. Base metals posted losses. In the energy sector, persistent volatility and price weakness provided for few sustained trends. Performance in the remaining commodity sectors was mixed. Livestock positions posted gains while the softs and grain sectors experienced negative performance in May.

If you have any questions about the Fund, please contact your Salomon Smith Barney Financial Consultant.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                              For the Period May 1,
                              Through May 31, 2002
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized gains from trading             $1,062,338       1.13%
Change in unrealized gains/losses
     from trading                        4,326,267       4.60
                                       -----------      -----
                                         5,388,605       5.73
Less, Brokerage commissions
     and clearing fees ($21,506)           490,399       0.52
                                       -----------      -----
Net realized and unrealized gains        4,898,206       5.21
Interest Income                            109,111       0.12
                                       -----------      -----
                                         5,007,317       5.33
Less, Expenses:
     Management Fees                       151,135       0.16
     Other expenses                         39,843       0.04
                                       -----------      -----
                                           190,978       0.20
                                       -----------      -----
Net Income                               4,816,339       5.13%
                                                        -----

Additions (63.3115 G .P. units
at April 30, 2002 net asset
value per unit of $900.31)                  57,000
Additions (6,677.6999 L.P. units
at April 30, 2002 net asset
value per unit of $900.31)               6,012,000
Redemptions (454.6320  L.P. units
at May 31, 2002 net asset
value per unit of $947.23)                (430,641)
                                       -----------
Increase in net assets                  10,454,698
Net assets April 30, 2002               85,684,823
                                       -----------
Net assets May 31, 2002                $96,139,521
                                       ------------

Net Asset Value per unit
   ($96,139,521/101,495.6285 units)        $947.23
                                       ------------


To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
     /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                    June 2002

The net asset value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,025.51 per unit at the end of June, up 8.3% from the previous month and up 10.2% for the second quarter.

In confirmation of the low correlation of managed futures results to stocks and bond market trends, the Fund posted strong gains propelled by profitable trading in foreign currencies, U.S. and global interest rates and stock indices.

Currency trading provided the largest gains as the Euro, British pound, Swiss franc, and Japanese yen rose to levels versus the U.S. dollar not seen in several years. In the interest rate sector, long positions in the Eurodollar and 5-year U.S. Treasury note proved most successful, as did Japanese Government Bond positions. Short positions in both U.S. and non-U.S. equity indices, including the NASDAQ, DAX, and FTSE indices, contributed positively.

Following an active spring marked by numerous rallies, the commodity sector produced mixed results in June. In precious metals trading, gold and silver retreated after advancing throughout the spring. Energy markets were effectively direction-less providing few profitable opportunities. Gains in cotton and coffee were partially offset by losses in livestock trading. In the agricultural sector, prices were whipsawed by weather conditions.

Having persevered through a tumultuous fourth quarter in 2001 and a depressing first quarter this year in managed futures, the markets again reward diversification and patience. We appreciate your continued investment and confidence in Salomon Smith Barney managed futures programs.

If you have any questions about the Fund or would like information about other Salomon Smith Barney managed futures opportunities, please contact your Salomon Smith Barney Financial Consultant.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                             For the Period June 1,
                              Through June 30, 2002
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized gains from trading             $8,445,090       8.17%
Change in unrealized gains/losses
     from trading                          905,863       0.88
                                       -----------      -----
                                         9,350,953       9.05
Less, Brokerage commissions
     and clearing fees ($39,542)           570,720       0.55
                                       -----------      -----
Net realized and unrealized gains        8,780,233       8.50
Interest Income                            111,968       0.11
                                       -----------      -----
                                         8,892,201       8.61
Less, Expenses:
     Management Fees                       166,100       0.16
     Incentive Fees                        453,445       0.44
     Other expenses                         39,580       0.04
                                       -----------      -----
                                           659,125       0.64
                                       -----------      -----
Net Income                               8,233,076       7.97%
                                                        -----

Additions (32.7270  G .P. units
at May 31, 2002 net asset
value per unit of $947.23)                  31,000
Additions (3,641.1431  L.P. units
at May 31, 2002 net asset
value per unit of $947.23)               3,449,000
Redemptions (799.8232  L.P. units
at June 30, 2002 net asset
value per unit of $1,025.51)              (820,227)
                                       -----------
Increase in net assets                  10,892,849
Net assets May 31, 2002                 96,139,521
                                       -----------
Net assets June 30, 2002              $107,032,370
                                       ------------
Net Asset Value per unit
  ($107,032,370/104,369.6754 Units)       $1,025.51
                                       ------------

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
        /s/Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                    July 2002

The net asset value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,095.96 per unit at the end of July, up 6.9% from the previous month.

The Fund continued its streak of positive performance in July on the strength of continued trends in interest rates, stock indices and grain products.

Fixed income was the strongest sector this month. Interest rates across the yield curve continued their rise, responding to dour economic data and the sector's status as a safe haven from the tumultuous equity markets. In both the U.S. and Europe, interest rate positions benefited from a market rally spurred by the dwindling prospects of rate hikes by the European Central Bank, the Bank of England and the U. S. Federal Reserve.

Equity index levels continued to drop sharply in July, abating only at month's end. The advisors' ability to profit in declining equity markets has been a strong positive for the Fund. Profits were gained in the S&P 500, NASDAQ, DAX, and Nikkei in particular. In the currency sector, repatriation of capital out of the U.S. equity markets and into Europe benefited long Euro and British Pound, which reached a two-year high against the U.S. dollar, positions. However, the sector was ultimately unprofitable as the dollar's prevailing weakness was bucked in July.

In other sectors, grain positions added significant value to the portfolio in July. Arid conditions in the Midwest drove prices higher. Corn, wheat and soybean gains were complemented by gains in other traditional commodities, cocoa and orange juice among them.

If you have any questions about the Fund or would like information about other Salomon Smith Barney managed futures opportunities, please contact your Salomon Smith Barney Financial Consultant.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                             For the Period July 1,
                              Through July 31, 2002
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized gains from trading             $6,760,217       5.88%
Change in unrealized gains/losses
     from trading                        3,428,684       2.98
                                       -----------      -----
                                        10,188,901       8.86
Less, Brokerage commissions
     and clearing fees ($21,958)           606,505       0.53
                                       -----------      -----
Net realized and unrealized gains        9,582,396       8.33
Interest Income                            134,194       0.12
                                       -----------      -----
                                         9,716,590       8.45
Less, Expenses:
     Management Fees                       209,771       0.18
     Incentive Fees                      1,802,110       1.57
     Other expenses                         39,579       0.03
                                       -----------      -----
                                         2,051,460       1.78
                                       -----------      -----
Net Income                               7,665,130       6.67%
                                                        -----

Additions (38.0299 G .P. units
at June 30, 2002 net asset
value per unit of $1,025.51)                39,000
Additions (4,394.8864  L.P. units
at June 30, 2002 net asset
value per unit of $1,025.51)             4,507,000
Redemptions (856.6589  L.P. units
at July 31, 2002 net asset
value per unit of $1,095.96)              (938,864)
                                       -----------
Increase in net assets                  11,272,266
Net assets June 30, 2002               107,032,370
                                       -----------
Net assets July 31, 2002              $118,304,636
                                       ------------
Net Asset Value per unit
  ($118,304,636/107,945.9328 Units)       $1,095.96
                                       ------------

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
        /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                   August 2002

The net asset value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,149.78 per unit at the end of August, up 4.9% from the previous month and up 12.3% for the year.

August marked the fourth consecutive month of gains for the Fund and brought year-to-date performance to +12.3%. Interest rate, equity and energy sectors were positive for the month, outpacing losses experienced in the currency and metals sectors.

Global financial markets continue to respond to weak U.S. economic data and concerns over geopolitical developments. Both foreign and domestic interest rate instruments were profitable in August as long positions, particularly on the long end of the yield curve, were rewarded. Of particular note were Japanese Government Bonds, U.S. bonds and the German Bund. Trading in stock indices was profitable for most of the month but the gains were given back by month's end. The major currencies traded in narrow bands in the absence of major news and did not exhibit any clear trends, resulting in losses.

Performance in the non-financial sectors was mixed. Concerns over a possible invasion of Iraq provided positive results for the Fund's long crude positions. Only natural gas was negative for the month in the energy sector. In metals, losses in gold and copper positions outpaced gains in silver. Agricultural product trading was likewise mixed. The conflicting influences of poor global economic reports and dry weather threatening crop production in many areas made for a volatile month. Grains experienced gains, wheat and corn in particular, while the softs sector, notably cotton and coffee, contributed to losses.

If you have any questions about the Fund or would like information about other Salomon Smith Barney managed futures opportunities, please contact your Salomon Smith Barney Financial Consultant.


Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                            For the Period August 1,
                             Through August 31, 2002
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized gains from trading             $9,979,511       7.87
Change in unrealized gains/losses
     from trading                       (2,162,506)     (1.70)
                                       -----------      -----
                                         7,817,005       6.17
Less, Brokerage commissions
     and clearing fees ($25,047)           670,121       0.53
                                       -----------      -----
Net realized and unrealized gains        7,146,884       5.64
Interest Income                            148,153       0.12
                                       -----------      -----
                                         7,295,037       5.76
Less, Expenses:
     Management Fees                       208,492       0.16
     Incentive Fees                        953,853       0.75
     Other expenses                         39,580       0.04
                                       -----------      -----
                                         1,201,925       0.95
                                       -----------      -----
Net Income                               6,093,112       4.81
                                                        -----
Additions (912.4421 G .P. units
at July 31, 2002 net asset
value per unit of $1,095.96)             1,000,000
Additions (4,358.7357 L.P. units
at July 31, 2002 net asset
value per unit of $1,095.96)             4,777,000
Redemptions (691.9918 L.P. units
at August 31, 2002 net asset
value per unit of $1,149.78)              (795,638)
                                       -----------
Increase in net assets                  11,074,474
Net assets July 31, 2002               118,304,636
                                       -----------
Net assets August 31, 2002            $129,379,110
                                       ------------
Net Asset Value per unit
  ($129,379,110/112,525.1188 Units)      $1,149.78
                                       ------------

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.


   By:
        /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                 September 2002

The net asset value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,203.33 per unit at the end of September, up 4.7% from the previous month and up 17.3% in the 3rd quarter.

September  was  another  strong  month  for  the  fund,  bringing   year-to-date
performance to +17.5%. Fixed income, stock index and energy sectors were the most significant contributors to gains while currency trading did not fare as well.

By mid-September, a wave of lackluster economic data pushed Treasury yields to four-decade lows. The Fund was able to capitalize on both ends of this flight-to-quality, as long bond positions and short equity positions gained in September. The currency sector did not share in this success. After a strong second quarter, which saw significant repatriation of foreign assets out of the U.S. and a resultant weakening of the U.S. dollar, the major currency markets have remained range-bound, leaving very little opportunity for profitable trading.

In traditional commodities, the energy sector added to September's gains. There has been an obvious risk premium in the crude oil markets as long positions benefited significantly from price advances. Natural gas trading was also strong due to weather-related concerns. Performance in the metals sector was mixed in September. Agricultural commodity trading was positive in September, as wheat's price hit five-year highs. Sugar trading benefited as well with prices trending higher throughout the month.

The Fund has been able to profit significantly from several price trends in recent months. It is important to bear in mind that economic conditions are cyclical, and no single strategy will be successful at every stage of the cycle. There will be times going forward when managed futures strategies struggle while traditional investments again succeed. We appreciate your continued investment in Salomon Smith Barney managed futures programs.

If you have any questions about the Fund or would like information about other Salomon Smith Barney managed futures opportunities, please contact your Salomon Smith Barney Financial Consultant.


Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                           For the Period September 1,
                           Through September 30, 2002

                                                       Percent
                                                     of Average
                                                     Net Assets
Realized gains from trading             $8,003,009       5.73%
Change in unrealized gains/losses
    from trading                           763,132       0.55
                                       -----------      -----
                                         8,766,141       6.28
Less, Brokerage commissions
    and clearing fees ($34,193)            730,750       0.52
                                       -----------      -----
Net realized and unrealized gains        8,035,391       5.76
Interest Income                            157,919       0.11
                                       -----------      -----
                                         8,193,310       5.87
Less, Expenses:
    Management fees                        223,384       0.16
    Incentive fees                       1,554,485       1.11
    Other expenses                          39,577       0.03
                                       -----------      -----
                                         1,817,446       1.30
                                       -----------      -----
Net Income                               6,375,864       4.57%
                                                        -----
Additions (6,536.0330  L.P. units
at August 31, 2002 net asset
value per unit of $1,149.78)             7,515,000
Redemptions (731.4773  L.P. units
at September 30, 2002 net asset
value per unit of $1,203.33)              (880,209)
                                       -----------
Increase in net assets                  13,010,655
Net assets August 31, 2002             129,379,110
                                       -----------
Net assets September 30, 2002         $142,389,765
                                       ------------
Net Asset Value per unit
    ($142,389,765/118,329.6745 Units)     $1,203.33
                                       ------------

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.


   By:
      /s/Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                  October 2002

The net asset value of Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,130.67 per unit at the end of October, down 6.0% from October.

October was characterized by significant trend reversals across major trading sectors resulting in a partial give back of accumulated profits. A bright spot was the agricultural sector, which having lagged the financial markets over the past two quarters, provided profits and helped mitigate the decline.

In the financial sector, markets that had been profitable by participating in the long-term trends in declining interest rate and stock markets experienced trend corrections and entered a period of price volatility. Despite the sharp nature of these corrections, the losses were reduced as the Fund's advisors had lightened their positions and tightened their risk control. Positive news on the economy and corporate earnings buoyed stock prices resulting in losses for the Fund's short positions. The dollar remained in a trading range.

In the commodity markets, crude oil fell over 10% from a six-month high and precious and base metals likewise declined resulting in losses for the month. In the agricultural sector, trading was profitable in the smaller but nonetheless beneficial markets of sugar, grains, and livestock.

October appears to be the beginning of a transition period. The optimistic perspective at this juncture is that the advisors continue to manage the exposure in their portfolios carefully and to monitor the markets for potentially profitable trends.

If you have any questions about the Fund or would like information about other Salomon Smith Barney managed futures opportunities, please contact your Salomon Smith Barney Financial Consultant.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                            For the Period October 1,
                            Through October 31, 2002
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized losses from trading           $(2,275,322)     (1.53)%
Change in unrealized gains/losses
   from trading                         (7,988,822)     (5.35)
                                       -----------      -----
                                       (10,264,144)     (6.88)
Add, Brokerage commissions
   and clearing fees ($36,061)             756,262       0.51
                                       -----------      -----
Net realized and unrealized losses     (11,020,406)     (7.39)
Interest Income                            166,229       0.11
                                       -----------      -----
                                       (10,854,177)     (7.28)
                                       -----------      -----
Less, Expenses:
   Management fees                         229,930       0.15
   Incentive fees                       (1,848,506)     (1.24)
   Other expenses                           76,965       0.05
                                       -----------      -----
                                        (1,541,611)     (1.04)
                                       -----------      -----
Net Loss                                (9,312,566)     (6.24)%
                                                        -----
Additions (9,839.3624 L.P. units
at September 30, 2002 net asset
value per unit of $1,203.33)            11,840,000
Redemptions (771.0452 L.P. units
at October 31, 2002 net asset
value per unit of $1,130.67)              (871,798)
                                       -----------
Increase in net assets                   1,655,636
Net assets September 30, 2002          142,389,765
                                       -----------
Net assets October 31, 2002           $144,045,401
                                       ------------
Net Asset Value per unit
   ($144,045,401/127,397.9917 Units)      $1,130.67
                                       ------------

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.


   By:
      /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                  November 2002

The net asset value for Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,093.03 per unit at the end of November, down 3.3% from the previous month.

November's trading results reflected the continued volatility in both the US and global economies and the geo-political environment involving the Mid-east and central Asia. Only the narrow markets of agricultural products and metals provided profits while losses were distributed among interest rates, energy, and currencies.

The US and international interest rate sector epitomized trading results of several sectors. Unlike October, where the losses were attributable to givebacks from existing profitable positions, November saw reversals from newly established positions, as the markets were not able to maintain any continuation of short-term momentum. This choppy behavior in interest rates carried over to the currency markets as the Japanese yen moved in a wide range versus the US dollar and the British pound cross rates with other European currencies was likewise prone to volatility within a narrow band.

In the commodity markets, energy related positions saw losses as declining price trends reversed mid-month and prices recover to prior levels. Crude oil alone had a two dollars a barrel down move for the first half of the month only to recover the two dollars to $27/barrel by the end of the month. The Mid-east tensions have been compounded by the rising political crisis in Venezuela making for highly sensitive markets. Gold and other precious metals have been positive participants in this turmoil and have resulted in profitable trading for the fund's advisors.

In contrast to the energy markets, agricultural products have seen substantial price appreciation in recent months. While the agricultural positions constitute a small portion of the advisors' portfolios, they have been profitable trades now for several months.

If you have any questions about the Fund or would like information about other Salomon Smith Barney managed futures opportunities, please contact your Salomon Smith Barney Financial Consultant.


Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                           For the Period November 1,
                            Through November 30, 2002

                                                       Percent
                                                     of Average
                                                     Net Assets
Realized losses from trading           $(4,389,252)     (2.86)%
Change in unrealized gains/losses
     from trading                         (911,032)     (0.59)
                                       -----------      -----
                                        (5,300,284)     (3.45)
Add, Brokerage commissions
     and clearing fees ($30,672)           753,543       0.49
                                       -----------      -----
Net realized and unrealized losses      (6,053,827)     (3.94)
Interest Income                            138,532       0.09
                                       -----------      -----
                                        (5,915,295)     (3.85)
                                       -----------      -----
Less, Expenses:
     Management fees                       231,525       0.15
     Incentive fees                     (1,018,488)     (0.66)
     Other expenses                        110,894       0.07
                                       -----------      -----
                                          (676,069)     (0.44)
                                       -----------      -----
Net Loss                                (5,239,226)     (3.41)%
                                                        -----

Additions (11,793.0077 L.P. units
at October 31, 2002 net asset
value per unit of $1,130.67)            13,334,000
Redemptions (1,877.9179  L.P. units
at November 30, 2002 net asset
value per unit of $1,093.03)            (2,052,621)
                                       -----------
Increase in net assets                   6,042,153
Net assets October 31, 2002            144,045,401
                                       -----------
Net assets November 30, 2002          $150,087,554
                                       ------------
Net Asset Value per unit
  ($150,087,554/137,313.0815 Units)       $1,093.03
                                       ------------

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.


   By:
      /s/Daniel R. McAuliffe, Jr.
       Daniel R. McAuliffe, Jr.
       Chief Financial Officer and Director
       Smith Barney Futures Management LLC
       General Partner, Salomon Smith Barney
       Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                  December 2002

The net asset value for Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,157.44 per unit at the end of December, up 5.9% for the month and up 13.0% for the year.

The Funds' advisors closed 2002 with strong performance in December led by gains posted in the currency and interest rate sectors. Diversification across other sectors proved beneficial as well, with the commodity and stock index sectors making modest contributions to December's positive results.

The currency sector contributed the most to December's performance as the anticipation of war with Iraq and tensions with North Korea weighed heavily on the U.S. Dollar. In December, the U.S Dollar hit a three-year low versus the Euro and a four-year low versus the Swiss Franc, resulting in gains to the portfolio. British Pound and South African Rand positions also netted sizable gains at the expense of the greenback.

Interest rates also added significantly to the bottom line in December as all positions in the sector posted gains. The largest gains for the month came from European and U.S. interest rate positions. The interest rate sector closed 2002 as the most profitable sector in the portfolio.

The commodity sector experienced mixed performance in December. Energy positions and gold position produced sizeable gains, benefiting from the anticipation of a possible war with Iraq. However, losses in other positions, including Copper, Coffee, Silver, Lean Hogs and Soybean Oil, reduced our gains. The portfolio also experienced gains in the Stock Index sector as our short positions in the Nikkei, FTSE, Dow and CAC-40 benefited from the decline in the global equity markets.

While 2002 proved to be a dismal environment for many investment strategies, the challenging conditions that persisted throughout the year offered opportunities for the advisors' systematic trend following approach. For the year 2002, the currency, interest rate, energy sectors all made positive contributions to the Fund's performance.


If you have any questions about the Fund or would like information about other Salomon Smith Barney managed futures opportunities, please contact your Salomon Smith Barney Financial Consultant.

Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                           For the Period December 1,
                            Through December 31, 2002
                                                       Percent
                                                     of Average
                                                     Net Assets

Realized gains from trading               $125,198       0.08%
Change in unrealized gains/losses
     from trading                       11,934,021       7.78
                                       -----------      -----
                                        12,059,219       7.86
Less, Brokerage commissions
     and clearing fees ($39,812)           828,134       0.54
                                       -----------      -----
Net realized and unrealized gains       11,231,085       7.32
Interest Income                            126,743       0.08
                                       -----------      -----
                                        11,357,828       7.40
Less, Expenses:
     Management fees                       252,030       0.16
     Incentive fees                      2,130,056       1.39
     Other expenses                        131,930       0.09
                                       -----------      -----
                                         2,514,016       1.64
                                       -----------      -----
Net Income                               8,843,812       5.76%
                                                        -----

Redemptions (1,789.8836  L.P. units
at December 31, 2002 net asset
value per unit of $1,157.44)            (2,071,683)
                                       -----------
Increase in net assets                   6,772,129
Net assets November 30, 2002           150,087,554
                                       -----------
Net assets December 31, 2002          $156,859,683
                                       ------------
Net Asset Value per unit
  ($156,859,683/135,523.1979 Units)       $1,157.44
                                       ------------

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.


   By:
       /s/ Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                  January 2003

The net asset value for Salomon Smith Barney Diversified 2000 Futures Fund L.P. was $1,255.83 per unit at the end of January, up 8.5% for the month.

The Fund's advisors took advantage of uncertainty in the energy markets, a weakening dollar, and a poor global economic outlook and produced strong gains across the financial and energy sectors.

The Iraqi war premium continued to inflate energy prices, making it the best performing sector in January. The continuing weakness of the U.S. dollar against major currencies provided strong profits. The best results were achieved by the euro, British pound, euro/Japanese yen cross, Australian dollar and Swiss franc.

Fixed income performed well as most bonds continued to rally worldwide with the positions in U.S. interest rates breaking even. Stock index trading produced slightly negative results in choppy and weak markets. Agricultural products had a nominally positive month, with most components having mixed results. Metals were up due to the strong performance of gold.

If you have any questions about the Fund or would like information about other Salomon Smith Barney managed futures opportunities, please contact your Salomon Smith Barney Financial Consultant.


Smith Barney Futures Management LLC

                              Salomon Smith Barney
                       Diversified 2000 Futures Fund L.P.
                                Account Statement
                            For the Period January 1,
                            Through January 31, 2003

                                                      Percent
                                                     of Average
                                                     Net Assets

Realized gains from trading            $12,198,753       6.63%
Change in unrealized gains/losses
   from trading                          6,977,063       3.80
                                       -----------      -----
                                        19,175,816      10.43
Less, Brokerage commissions
   and clearing fees ($34,596)             969,972       0.53
                                       -----------      -----
Net realized and unrealized gains       18,205,844       9.90
Interest Income                            144,338       0.08
                                       -----------      -----
                                        18,350,182       9.98
Less: Expenses:
   Management fees                         336,443       0.18
   Incentive fees                        2,996,459       1.63
   Other expenses                            9,536       0.01
                                       -----------      -----
                                         3,342,438       1.82
Net Income                              15,007,744       8.16%
                                                        -----
Additions (17,013.4089 L.P. units
at December 31, 2002 net asset
value per unit of $1,157.44)            19,692,000
Redemptions (299.0630 L.P. units
at January 31, 2003 net asset
value per unit of $1,255.83)              (375,572)
                                       -----------
Increase in net assets                  34,324,172
Net assets December 31, 2002           156,859,683
                                       -----------
Net assets January 31, 2003           $191,183,855
                                       ------------
Net asset value per unit
   ($191,183,855/152,237.5438 Units)      $1,255.83
                                       ------------

To the best of the knowledge and belief of the undersigned, the information contained herein is accurate and complete.

   By:
       /s/Daniel R. McAuliffe, Jr.
         Daniel R. McAuliffe, Jr.
         Chief Financial Officer and Director
         Smith Barney Futures Management LLC
         General Partner, Salomon Smith Barney
         Diversified 2000 Futures Fund L.P.